United States Securities and Exchange Commission
Washington, DC n 20549 Form 13F Form
13F Cover Page Report for the Quarter Ended: March 31, 2002
Institutional Investment
Manager Filing this Report: Elliott and Associates 230 Fountain Square Bloomington, IN 47404
File Number: 028-04845 The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person
Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood
that all required items, statements, Schedules, lists, and tables, are considered integral parts of This form. Person Signing the Report on Behalf of Reporting Manager: Name: Julie Higgins
Title: VP Phone: 812-332-5259 email:jhiggins@attglobal.net
Signature, Place, and Date of Signing: Julie Higgins
Bloomington, Indiana May 2, 2002
Report Type: 13F Holdings Report March 31, 2002

                                                      Current     Current
Symbol  Description             CUSIP      Quantity   Price       Value
------  ---------------------------------- --------   ----------- --------------
-

AA      Alcoa                      13817101      30600       37.74  1,154,844.00
AES     AES Corporation          00130H105      143791           9  1,294,119.00
AIG     American Int'l Group, Inc                32501       72.14  2,344,630.70
AMAT    Applied Materials, Inc.    38222105      63500       54.27  3,446,145.00
ANF     Abercrombie & Fitch Co.     2896207      22400        30.8    689,920.00
AOL     AOL Time Warner, Inc.    00184A105      130688       23.65  3,090,771.19
AWE     ATT Wireless Services       1957406      81777        8.95    731,904.15
BK      Bank of New York           64057102      53070       42.02  2,230,001.40
BMY     Bristol Myers Squibb Co   110122108      20226       40.49    818,950.74
BP      BP Amoco PLD ADR           55622104     157328        53.1  8,354,091.37
C       Citigroup                 172967101      47114       49.52  2,333,080.22
CAG     Conagra Incorporated      205887102      29000       24.25    703,250.00
CBL     CBL & Associates          124830100       7500       35.35    265,125.00
CD      Cendant Corporation       151313103      87017        19.2  1,670,733.98
CMCSK   Comcast Corp CL A       200300-20-       34900        31.8  1,109,820.00
CVX     Chevrontexaco Corp                        6926       90.27    625,210.02
DD      duPont deNemours          263534109       5060       47.15    238,579.00
DHR     Danaher Corporation       235851102      33500       71.02  2,379,170.00
DIS     Walt Disney Company       254687106       9350       23.08    215,798.00
DOX     Amdocs                   G02602103       35500       26.65    946,075.00
DRE     Duke Realty Investments   264411505      51210          26  1,331,460.00
DUR     Duke Energy Pfd.          264399544      75000       24.83  1,862,250.00
EDS     Electronic Data Systems   285661104      36500       57.99  2,116,635.00
FDC     First Data Corporation    319963104       2500       87.25    218,125.00
FITB    Fifth Third Bancorp                       3365       67.48    227,070.20
FLEX    Flextronics Internationa Y2573F102       36400       18.25    664,300.00
FMER    First Merit Corporation   337915102      27952       28.79    804,738.08
FNM     Fannie Mae                313586109      57311       79.88  4,577,977.65
FRE     Freddie Mac               313400301      49000       63.37  3,105,130.00
GCI     Gannett Company Inc.      364730101       3700        76.1    281,570.00
GDT     Guidant Corporation       401698105      27600       43.32  1,195,632.00
GE      General Electric          369604103     170084       37.45  6,369,638.41
GPS     Gap Inc.                  364760108      13825       15.04    207,928.00
HMA     Health Management Assoc.  421933102      73900       20.73  1,531,947.00
IBM     Intl Business Machines    459200101      41443         104  4,310,050.50
IMMU    Immunomedics              452907108      13000       18.96    246,480.00
IPG     Interpublic Group of CO   460690100      15400       34.28    527,912.00
JPM     J.P. Morgan Chase & Co.  46625H100       65983       35.65  2,352,293.95
KFT     Kraft Foods Inc Class A 50075X1040       43900       38.65  1,696,735.00
LH      Laboratory Corp. of Amer 50540r409       11100       95.86  1,064,046.00
LLY     Eli Lilly & Co.           532457108      86824        76.2  6,615,984.72
LOW     Lowe's Companies Inc.     548661107      65290       43.49  2,839,462.10
MDT     Medtronic Inc             585055106      60287       45.21  2,725,575.27
MER     Merrill Lynch             590188108      44967       55.38  2,490,272.46
MRK     Merck and Company Inc.    589331107      41100       57.58  2,366,538.00
MSE     Morgan Stanely EMC SPARQ 61744Y553       34200          13    444,600.00
MSFT    Microsoft Corporation     594918104      11650       60.31    702,611.50
NOK     Nokia Corporation         654902204      99473       20.74  2,063,067.03
NT      Nortel Networks Corp      656568102      47450        4.49    213,050.50
ONE     Banc One Corp Ohio       06423A103       26077       41.78  1,089,497.06
ORCL    Oracle Corp              68389X105      193018        12.8  2,470,630.40
PEP     PepsiCo Inc.              713448108      15938        51.5    820,807.00
PFE     Pfizer Inc.               717081103     164059       39.74  6,519,704.66
PHA     Pharmacia Corp.          71713U102       14671       45.08    661,368.68
RD      Royal Dutch Petroleum     780257804      10011       54.32    543,810.94
SBC     SBC Communications       78387G103        9522       37.44    356,514.07
SLB     Schlumberger Ltd.         806857108       4200       58.82    247,044.00
SPG     Simon Property Group, In  828806109      22700       32.63    740,701.00
SPLS    Staples                   855030102      96050       19.97  1,918,118.50
SUNW    Sun Microsystems Inc      866810104     185456        8.82  1,635,721.92
THC     Tenet Healthcare Corp.                    3350       67.02    224,517.00
TMPW    TMP Worldwide, Inc.       872941109      29500       34.47  1,016,865.00
TXN     Texas Instruments         882508104     119380        33.1  3,951,483.80
TYC     Tyco Internat'l LTD New   902124106      93171       32.32  3,011,286.72
UTX     United Technologies Corp  913017109      37218        74.2  2,761,575.60
VIAB    Viacom Inc. Cl B          925524308      76850       48.37  3,717,224.83
WMB     Williams Companies, Inc.  969457100      44308       23.56  1,043,897.83
WMT     Wal Mart Stores           931142103      78166        61.3  4,791,575.80
WYE     Wyeth                      26609107      19096       65.65  1,253,652.40
XOM     Exxon Mobile Corp.       30231G102       68117       43.83  2,985,552.33
ZIXI    Zixit Corporation        98974P100       55900        6.52    364,468.00

                                                                  131,921,316.68